UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2019

Date of reporting period:  November 30, 2018

ADVANTUS DYNAMIC MANAGED VOLATILITY FUND

SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2018 (Unaudited)

		Fair
	Shares	Value
EXCHANGE TRADED FUNDS - 35.9%
iShares Core S&P 500 Fund (a)(b)	60,491	$16,816,498
iShares iBoxx $ Investment Grade Corporate Bond Fund	20,300	2,262,638
Total Exchange Traded Funds
(Cost $13,975,184)		19,079,136

	Par
CORPORATE BONDS - 23.9%
Airlines - 0.4%
British Airways
Series 2013-1
4.625%, 12/20/2025 (c)	$198,828	203,767
Banks - 2.2%
Astoria Financial
3.500%, 06/08/2020	250,000	248,598
Barclays
4.375%, 01/12/2026 (d)	200,000	189,555
JPMorgan Chase
4.500%, 01/24/2022	250,000	256,308
PNC Bank
2.450%, 07/28/2022	250,000	239,583
Synchrony Bank
3.000%, 06/15/2022	250,000	233,834
		1,167,878
Chemicals - 1.0%
Sherwin-Williams
3.950%, 01/15/2026	300,000	288,462
Yara International
4.750%, 06/01/2028 (c)(d)(e)	250,000	246,524
		534,986
Consumer Discretionary - 1.0%
CBS
3.500%, 01/15/2025	300,000	284,109
Harley-Davidson Financial Services
3.550%, 05/21/2021 (c)(e)	250,000	248,662
		532,771
Consumer Staples - 0.4%
CVS Caremark
6.943%, 01/10/2030	206,554	229,915
Diversified Financial Services - 3.1%
American Express
2.500%, 08/01/2022	250,000	238,633
Capital One Financial
4.250%, 04/30/2025	250,000	246,490
E*TRADE Financial
2.950%, 08/24/2022	500,000	482,407
First American Financial
4.600%, 11/15/2024	200,000	202,836
Invesco Financial
3.750%, 01/15/2026 (d)	250,000	240,310
Total System Services
4.800%, 04/01/2026	250,000	251,046
		1,661,722

Energy - 2.8%
Florida Gas Transmission
4.350%, 07/15/2025 (c)	300,000	302,353
ONEOK
4.000%, 07/13/2027	250,000	235,593
Phillips 66
4.650%, 11/15/2034	200,000	192,679
Valero Energy
3.650%, 03/15/2025	300,000	286,969
4.350%, 06/01/2028	250,000	240,986
Williams Partners
3.750%, 06/15/2027	250,000	231,516
		1,490,096
Health Care - 0.6%
Abbott Laboratories
4.750%, 04/15/2043	300,000	304,472
Industrial - 1.4%
General Dynamics
3.500%, 05/15/2025	250,000	247,555
Textron
4.000%, 03/15/2026	250,000	243,536
Tyco Electronics Group
3.700%, 02/15/2026 (d)	250,000	243,504
		734,595
Insurance - 3.1%
Allied World Assurance Company Holdings
4.350%, 10/29/2025 (d)	250,000	242,163
Assured Guaranty US Holdings
5.000%, 07/01/2024	200,000	204,885
Hanover Insurance Group
4.500%, 04/15/2026	250,000	246,052
Horace Mann Educators
4.500%, 12/01/2025	250,000	247,499
Liberty Mutual Group
4.250%, 06/15/2023 (c)	250,000	251,954
Manulife Financial
4.150%, 03/04/2026 (d)	250,000	250,324
Old Republic International
4.875%, 10/01/2024	200,000	206,101
		1,648,978
Pharmaceuticals - 1.5%
Amgen
5.700%, 02/01/2019	300,000	301,206
Takeda Pharmaceutical Company Limited
5.000%, 11/26/2028 (c)(d)(e)	500,000	505,983
Real Estate Investment Trusts - 2.3%		807,189
Alexandria Real Estate Equities
4.300%, 01/15/2026	200,000	197,720
Essex Portfolio
3.500%, 04/01/2025	300,000	289,103
Healthcare Trust of America Holdings
3.750%, 07/01/2027	250,000	234,765
Host Hotels & Resorts
Series F
4.500%, 02/01/2026	250,000	247,450
Kimco Realty
3.400%, 11/01/2022	250,000	243,477
		1,212,515
Technology - 0.6%
Hewlett Packard Enterprise
4.900%, 10/15/2025	100,000	100,490
Juniper Networks
4.500%, 03/15/2024	200,000	202,280
		302,770

Telecommunications - 1.9%
AT&T
4.500%, 05/15/2035		300,000	266,353
Comcast
4.650%, 07/15/2042		250,000	241,666
Verizon Communications
5.250%, 03/16/2037		250,000	257,727
Vodafone Group
4.125%, 05/30/2025 (d)		250,000	244,240
			1,009,986
Transportation - 1.3%
Kansas City Southern
4.300%, 05/15/2043		250,000	227,732
Penske Truck Leasing / PTL Finance
3.300%, 04/01/2021 (c)		200,000	197,858
3.900%, 02/01/2024 (c)		250,000	246,548
			672,138
Utilities - 0.3%
Oglethorpe Power
4.250%, 04/01/2046		200,000	179,488
Total Corporate Bonds
(Cost $12,963,667)			12,693,266

MORTGAGE BACKED SECURITY - 1.4%
Commercial - 1.4%
Credit Suisse Mortgage Trust
Series 2015-GLPA, Class C
4.276%, 11/15/2037 (c)(f)
(Cost $754,860)		750,000	743,066

	Contracts	Notional
PURCHASED CALL OPTION - 0.3%
CBOE S&P 500 Index
Expiration: December 2018, Exercise Price: $2775
Total Purchased Call Option
(Cost $126,396)	38	$10,488,646	151,050

		Shares
SHORT-TERM INVESTMENT - 38.2%
First American Government Obligations Fund, Class Z, 2.08% (g)
(Cost $20,320,764)		20,320,764	20,320,764
Total Investments - 99.7%
(Cost $48,140,871)			52,987,282
Other Assets and Liabilities, Net - 0.3%			154,896
Total Net Assets - 100.0%			$53,142,178

(a)	All or a portion of this security is designated as collateral for futures contracts. As of November 30, 2018, the fair value of collateral was $16,816,498.
(b)
Fair value of this security exceeds 25% of the Fund's net assets.  Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(c)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities
Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of November 30,
2018, the fair value of these investments were $2,946,715, or 5.5% of total net assets.

(d)	Foreign Security. The Fund had $2,162,603 or 4.1% of net assets in foreign securities at November 30, 2018.
(e)	Security considered illiquid and is categorized in Level 2 of the fair value hierarchy. As of November 30, 2018, the market value of these investments was $1,001,169 or 1.9% of total net assets.

Security	Par	Dates Acquired	Cost Basis
Harley-Davidson Financial Services	$250,000	5/2018	$249,958
Takeda Pharmaceutical Company Limited	500,000	11/2018	497,900
Yara International	250,000	5/2018	249,370

(f)	Variable rate security – The coupon is based on an underlying pool of loans.
(g)	The rate shown is the annualized seven day effective yield as of November 30, 2018.

Schedule of Open Futures Contracts

Futures Contracts Purchased
Description	Number of Contracts Purchased	Expiration Date	Notional Amount	Fair Value	Unrealized Appreciation
CME S&P 500 Index	8	December 2018	$5,516,600	$28,200	$139,565

Futures Contracts Sold
Description	Number of Contracts Sold	Expiration Date	Notional Amount	Fair Value	Unrealized Appreciation
U.S. Treasury 10 Year Note Futures	17	December 2018	$2,032,297	$(2,125)	$11,502

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of November 30, 2018:

	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$19,079,136	$-	$-	$19,079,136
Corporate Bonds	-	12,693,266	-	12,693,266
Mortgage Backed Security	-	743,066	-	743,066
Purchased Call Option	151,050	-	-	151,050
Short-Term Investment	20,320,764	-	-	20,320,764
Total Investments in securities	$39,550,950	$13,436,332	$-	$52,987,282

As of November 30, 2018, the Fund's investments in other financial instruments* were classified as follows: Long Futures Contracts	$139,565	$-	$-	$139,565
Short Futures Contracts	11,502	-	-	11,502
Total	$151,067	$-	$-	$151,067

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are presented at the unrealized appreciation on the instrument.

Refer to the Schedule of Investments for further information on the classication of investments.

Derivatives Transactions
The Funds may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk.  The various derivative instruments that the Funds may use are options, futures, swaps, and forward foreign currency contracts, among others.  The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk.  The Funds use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk.  A fund that invests in a derivative instrument could lose more than the principal amount invested.

The Funds have adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about the Funds' use of and accounting for derivative instruments and the effect of derivative instruments on the Funds results of operations and financial position.  Tabular disclosure regarding hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Funds' derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Values of Derivative Instruments as of November 30, 2018 on the Statement of Assets and Liabilities:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Futures	Net Assets - unrealized appreciation on futures contracts	$139,565	Net Assets - unrealized depreciation on futures contracts	$-
Interest Rate Contracts - Futures		11,502		-
Equity Contracts - Purchased Options	Investments, at fair value	151,050		-
Total		$302,117		$-

ADVANTUS MANAGED VOLATILITY EQUITY FUND

SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2018 (Unaudited)

			Fair
		Shares	Value
EXCHANGE TRADED FUNDS - 90.1%
iShares Core High Dividend Fund		71,492	$6,599,427
iShares MSCI EAFE Minimum Volatility Fund		130,316	9,067,387
iShares MSCI Emerging Markets Minimum Volatility Fund		39,016	2,237,958
iShares MSCI Germany Fund		53,996	1,449,253
iShares MSCI USA Minimum Volatility Fund (a)(b)		206,729	11,680,188
iShares Short Maturity Bond Fund		38,255	1,914,280
Total Exchange Traded Funds
(Cost $27,018,406)			32,948,493

	Contracts	Notional
PURCHASED PUT OPTION - 0.2%
CBOE S&P 500 Index (c)
Expiration: December 2018, Exercise Price: $2,710
Total Purchased Put Option
(Cost $137,956)	27	$7,317,000	73,305

		Shares
SHORT-TERM INVESTMENT - 5.1%
First American Government Obligations Fund, Class Z, 2.08% (d)
(Cost $1,853,602)		1,853,602	1,853,602
Total Investments - 95.4%
(Cost $29,009,964)			34,875,400
Other Assets and Liabilities, Net - 4.6%			1,693,257
Total Net Assets - 100.0%			$36,568,657

(a)
Fair value of this security exceeds 25% of the Fund's net assets.  Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(b)
A portion of this security has been deposited as initial margin on open futures contracts, and another portion is designated as collateral for futures contracts. As of November 30, 2018, the fair value of the collateral was $6,215,000.

(c)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(d)	The rate shown is the annualized seven day effective yield as of November 30, 2018.

Schedule of Open Futures Contracts
Description	Number of Contracts Purchased	Expiration Date	Notional Amount	Fair Value	Unrealized Appreciation
E-mini S&P 500 Index	14	December 2018	$1,930,810	$6,012	$34,669

Schedule of Written Options
Description	Call/Put	Contracts Written	Expiration Date	Notional Amount	Exercise Price	Fair Value
CBOE S&P 500 Index (Premiums received $45,056)	Put	17	December 2018	$4,394,500	$2,585	$13,090
CBOE S&P 500 Index (Premiums received $26,301)	Put	10	December 2018	2,600,000	2,600	8,950
						$22,040

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of November 30, 2018:

	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$32,948,493	$-	$-	$32,948,493
Short-Term Investment	1,853,602	-	-	1,853,602
Purchased Put Options	73,305	-	-	73,305
Total Investments in securities	$34,875,400	$-	$-	$34,875,400

As of November 30, 2018, the Fund's investments in other financial instruments* were classified as follows:
Long Futures Contracts	$34,669	$-	$-	$34,669

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are presented at the unrealized appreciation on the instrument.

Refer to the Schedule of Investments for further information on the classification of invesments.

Values of Derivative Instruments as of November 30, 2018 on the Statement of Assets and Liabilities:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Futures	Net Assets - unrealized appreciation on futures contracts**	$34,669	Net Assets - unrealized depreciation on futures contracts**	$-
Equity Contracts - Purchased Options	Investments, at fair value	73,305	Investments, at fair value	-
Equity Contracts - Written Options	Written option contracts, at fair value	-	Written option contracts, at fair value	(22,040)
Total		$107,974		$(22,040)

** Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Open Futures Contracts.

ADVANTUS STRATEGIC DIVIDEND INCOME FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
November 30, 2018

		Fair
	Shares	Value
REIT COMMON STOCKS - 51.6%
Health Care - 6.5%
HCP	30,738	$899,394
Healthcare Trust of America, Class A	31,014	872,114
LTC Properties	3,200	148,608
National Health Investors	4,681	365,024
OMEGA Healthcare Investors	6,778	257,157
Physicians Realty Trust	19,100	340,171
Sabra Health Care REIT	58,199	1,122,659
Ventas	5,100	323,799
Welltower	10,464	756,861
		5,085,787
Hotels - 5.4%
Chatham Lodging Trust	7,790	155,722
Chesapeake Lodging Trust	6,400	189,248
DiamondRock Hospitality	10,300	108,562
Hospitality Properties Trust	25,100	673,684
Host Hotels & Resorts	54,200	1,029,800
LaSalle Hotel Properties	24,100	557,915
Park Hotels & Resorts	14,000	431,480
Pebblebrook Hotel Trust	13,100	457,452
Ryman Hospitality Properties	3,900	289,029
Sunstone Hotel Investors	21,000	320,460
		4,213,352
Industrial - 4.8%
Industrial Logistics Properties Trust	16,748	352,881
Liberty Property Trust	10,100	457,429
Prologis	27,501	1,851,917
STAG Industrial	40,484	1,084,566
		3,746,793
Mortgage - 2.2%
Blackstone Mortgage Trust, Class A	20,747	728,220
Starwood Property Trust	42,500	950,725
		1,678,945
Multi-Family - 6.7%
American Campus Communities	17,600	771,408
AvalonBay Communities	6,900	1,314,933
Camden Property Trust	12,478	1,187,406
Equity Residential	8,200	584,250
Essex Property Trust	1,300	341,263
Mid-America Apartment Communities	2,600	269,256
UDR	17,700	754,374
		5,222,890
Net Lease - 2.3%
Agree Realty	12,012	715,555
Easterly Government Properties	32,200	586,684
Spirit Realty Capital	31,776	235,778
STORE Capital	7,900	236,684
		1,774,701
Office - 6.0%
Alexandria Real Estate Equities	1,900	236,550
Boston Properties	3,100	406,720
Brandywine Realty Trust	77,800	1,110,206
City Office REIT	28,300	309,602
Highwoods Properties	27,400	1,188,338
SL Green Realty	7,500	723,150
Tier REIT	7,400	174,196
Vornado Realty Trust	7,800	561,288
		4,710,050

Retail - 7.5%
Kimco Realty	12,333	263,803
Macerich	14,200	714,118
National Retail Properties	4,800	240,288
Regency Centers	12,900	821,214
Retail Opportunity Investments	43,436	786,191
Simon Property Group	13,800	2,562,522
Weingarten Realty Investors	17,000	490,620
		5,878,756
Specialty - 10.2%
CatchMark Timber Trust, Class A	22,349	185,273
CoreSite Realty	5,200	506,792
Crown Castle International	14,000	1,608,600
CubeSmart	6,600	205,524
CyrusOne	9,549	535,508
Digital Realty Trust	12,012	1,381,861
Extra Space Storage	7,643	733,575
Hannon Armstrong Sustainable Infrastructure Capital	9,500	217,075
Iron Mountain	16,700	567,299
OUTFRONT Media	5,700	118,446
PotlatchDeltic	7,529	279,330
Public Storage	4,200	895,692
Uniti Group	16,912	337,056
Weyerhaeuser Company	15,000	396,150
		7,968,181
Total REIT Common Stocks
(Cost $36,190,231)		40,279,455

OTHER COMMON STOCKS - 15.7%
Energy - 3.9%
Kinder Morgan	49,673	847,918
ONEOK	11,400	700,302
Targa Resources	14,700	656,061
Williams Companies	33,660	852,272
		3,056,553
Infrastructure - 1.4%
Brookfield Infrastructure Partners (a)	28,000	1,068,760
Real Estate Operating Company - 0.6%
Brookfield Property Partners (a)	27,923	493,120
Telecommunications - 0.3%
AT&T	7,900	246,796
Utilities - 9.5%
AES	40,400	625,796
American Electric Power Company	11,110	863,691
Avangrid	8,200	413,116
Brookfield Renewable Partners (a)	18,500	529,470
CenterPoint Energy	20,800	582,608
Clearway Energy, Class A	33,400	602,202
Covanta Holding	12,693	210,196
Dominion Resources	5,270	392,615
DTE Energy	1,547	185,238
Duke Energy	5,500	487,135
Evergy	3,056	181,435
Exelon	25,400	1,178,306
OGE Energy	3,400	134,708
South Jersey Industries	21,841	681,439
TerraForm Power, Class A	16,300	187,450
WEC Energy Group	1,700	123,216
		7,378,621
Total Other Common Stocks
(Cost $10,982,915)		12,243,850

	Par
U.S. GOVERNMENT SECURITIES - 10.3%
U.S. Treasury Bonds - 10.3%
1.250%, 07/15/2020 (b)	$578,760	580,007
1.125%, 01/15/2021 (b)	576,995	576,419
0.625%, 07/15/2021 (b)	560,020	554,427
0.125%, 07/15/2022 (b)	548,870	532,560
0.125%, 01/15/2023 (b)	437,460	421,425
0.375%, 07/15/2023 (b)	542,370	528,633
0.125%, 07/15/2024 (b)	1,142,876	1,091,439
2.375%, 01/15/2025 (b)	1,339,220	1,447,550
0.375%, 07/15/2025 (b)	425,800	409,960
0.625%, 01/15/2026 (b)	584,320	567,840
3.875%, 04/15/2029 (b)	767,790	975,318
2.125%, 02/15/2040 (b)	291,985	340,364
Total U.S. Government Securities
(Cost $8,387,365)		8,025,942

	Shares
MASTER LIMITED PARTNERSHIPS - 9.5%
Energy - 9.5%
Cheniere Energy Partners	12,100	455,928
Energy Transfer	72,452	1,055,621
Enterprise Products Partners	50,284	1,319,955
EQM Midstream Partners	1,428	68,059
Magellan Midstream Partners	6,801	411,324
MPLX	38,118	1,262,849
NextEra Energy Partners	10,700	499,690
PBF Logistics	17,965	360,737
Plains All American Pipeline	28,800	663,264
Sprague Resources	15,575	277,547
Tallgrass Energy	10,600	226,416
USA Compression Partners	24,000	347,040
Valero Energy Partners	5,001	210,392
Western Gas Partners	6,000	266,640

Total Master Limited Partnerships
(Cost $6,057,732)		7,425,462

REIT PREFERRED STOCKS - 7.7%
Hotels - 2.1%
Hersha Hospitality Trust, Series E, 6.500%	16,600	339,470
Pebblebrook Hotel Trust, Series D, 6.375%	15,500	350,300
Summit Hotel Properties, Series D, 6.450%	16,071	372,044
Summit Hotel Properties, Series E, 6.250%	11,200	235,760
Sunstone Hotel Investors, Series E, 6.950%	14,017	348,322
		1,645,896
Industrial - 0.2%
STAG Industrial, Series C, 6.875%	5,800	149,698
Net Lease - 0.5%
EPR Properties, Series G, 5.750%	19,280	410,664
Office - 1.0%
PS Business Parks, Series U, 5.750%	13,530	313,355
PS Business Parks, Series W	21,100	440,568
		753,923
Other - 0.9%
Colony Capital, Class H, 7.125%	27,300	554,190
Digital Realty Trust, Series I, 6.350%	5,611	149,365
		703,555
Retail - 2.3%
Investors Real Estate Trust, Series C, 6.625%	11,866	285,377
Kimco Realty, Series K, 5.625%	16,000	261,600
National Retail Properties, Series E, 5.700%	21,741	498,086
Pennsylvania Real Estate Investment Trust, Series D, 6.875%	17,586	362,447
Saul Centers, Series C, 6.875%	3,239	78,951
Saul Centers, Series D, 6.125%	14,100	310,059
		1,796,520
Single-Family - 0.7%
American Homes 4 Rent, Series F, 5.875%	23,798	514,037
Total REIT Preferred Stocks
(Cost $6,657,731)		5,974,293

	Par
CORPORATE BONDS - 2.1%
Real Estate - 0.4%
CyrusOne LP / CyrusOne Finance
5.000%, 03/15/2024	$300,000	298,500
Telecommunications - 0.6%
AT&T
4.450%, 04/01/2024	500,000	503,181
Utilities - 1.1%
CenterPoint Energy
6.125%, 03/01/2024	200,000	200,750
NRG Energy
6.625%, 01/15/2027	650,000	664,573
		865,323
Total Corporate Bonds
(Cost $1,671,832)		1,667,004

	Shares
OTHER PREFERRED STOCKS - 1.1%
Energy - 0.4%
Energy Transfer Partners, Series D, 7.625%
	13,600	313,208
Utilities - 0.7%
CMS Energy, 5.875%	10,500	260,715
Duke Energy, 5.625%	10,400	250,432
		511,147
Total Other Preferred Stocks
(Cost $862,156)		824,355

CLOSED-END FUND - 0.6%
Blackrock Floating Rate Income Strategies Fund
(Cost $537,607)	40,622	514,681

EXCHANGE TRADED FUND - 0.4%
Invesco DB Commodity Index Tracking Fund (c)
(Cost $274,382)	19,400	296,626

SHORT-TERM INVESTMENT - 0.6%
First American Government Obligations Fund, Class Z, 2.08% (d)
(Cost $455,582)	455,582	455,582
Total Investments - 99.6%
(Cost $72,077,533)		77,707,250
Other Assets and Liabilities, Net - 0.4%		307,398
Total Net Assets - 100.0%		$78,014,648

(a)	Foreign Security. The Fund had $2,091,350 or 2.7% of net assets in foreign securities at November 30, 2018.
(b)
U.S. Treasury inflation-protected security (TIPS).  TIPS are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(c)	Non-income producing security.
(d)	The rate shown is the annualized seven day effective yield as of November 30, 2018.
REIT-Real Estate Investment Trust

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market prices for similar instruments interest rates prepayment speeds credit risk yield curves default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability to the extent relevant observable inputs are not available representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of November 30, 2018:

	Level 1	Level 2	Level 3	Total
REIT Common Stocks	$40,279,455	$-	$-	$40,279,455
Other Common Stocks	12,243,850	-	-	12,243,850
U.S. Government Securities	-	8,025,942	-	8,025,942
Master Limited Partnerships	7,425,462	-	-	7,425,462
REIT Preferred Stocks	5,745,644	228,649	-	5,974,293
Corporate Bonds	-	1,667,004	-	1,667,004
Other Preferred Stocks	824,355	-	-	824,355
Closed-End Fund	514,681	-	-	514,681
Exchange Traded Fund	296,626	-	-	296,626
Short-Term Investment	455,582	-	-	455,582
Total Investments	$67,785,655	$9,921,595	$-	$77,707,250

Refer to the Schedule of Investments for further information on the classification of investments.

Item 1. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 2. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ Brian R. Wiedmeyer
                                            Brian R. Wiedmeyer, President

Date   January 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                              Brian R. Wiedmeyer, President

Date    January 22, 2019

By (Signature and Title)* /s/ Ryan L. Roell
                                              Ryan L. Roell, Treasurer

Date   January 22, 2019